Stock Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 26, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock Incentive Plans (Details) [Line Items]
Stock option, description		The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years.
Share percentage	10.00%
Fair market value, percentage	85.00%
Weighted average grant date fair value (in Dollars per share)		$ 3.11	$ 3.06
Fair value of options vested		$ 9.9	$ 5.4
Unamortized expense		$ 15.3
Weighted average remaining amortization period		2 years 10 months 2 days
Stock based compensation expense		$ 19.0
Employee Stock Purchase Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Aggregate shares (in Shares)	3,930,074
Share percentage	2.00%
Class A Common Stock [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)	19,650,371
Class B Common Stock [Member]
Stock Incentive Plans (Details) [Line Items]
Stock based compensation expense		$ 1.0
Founders held of legacy (in Shares)		7,270,503
Exchange for shares (in Shares)		40,396,600
2016 Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)		2,640,309	6,667,478
Aggregate shares (in Shares)			48,347,329
2022 Incentive Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)		1,929,334
Restricted Stock Units (RSUs) [Member]
Stock Incentive Plans (Details) [Line Items]
Unamortized expense		$ 55.6
Weighted average remaining amortization period		2 years 3 months 29 days
Performance-Based RSUs [Member]
Stock Incentive Plans (Details) [Line Items]
Unamortized expense		$ 7.1
Stock based compensation expense		$ 0.4
Market-Based RSUs [Member]
Stock Incentive Plans (Details) [Line Items]
Weighted average grant date fair value (in Dollars per share)		$ 3.91
Fair value of options vested		$ 12.0
Unamortized expense		2.6
Stock based compensation expense		$ 1.1